Labor obligations	12 Months Ended
Dec. 31, 2019
Labor obligations
Labor obligations

17.          Labor obligations

a.         Defined contribution plans

The Company offers defined contribution plans for all employees who qualify. The plan assets are kept separate from the Company’s assets in funds kept in a trust under the control of trustees. If the employee leaves the plan before fully vesting, the trust will pay the employee up to 50% as of the fifth year in which he or she adhered to such plan and increase by 10% each year until reaching 100%.

The total contributions to these plans based on the specific rates in the plan amounted to Ps.967,  Ps.1,454 and Ps.1,105 in 2019, 2018 and 2017, respectively. A total of Ps.133,  Ps.541 and Ps.2,628 in 2019, 2018 and 2017, respectively, is pending of payment to the trust.

b.         Defined benefit plans

This liability for employees derives from a pension plan, seniority premiums benefits and termination benefits.

Seniority premiums consist of a single payment equal to 12 days’ salary for each year of service based on the employee’s most recent salary, but without exceeding twice the current minimum wage established by law and the payments for the pension plan consist of an equivalent of 20 days for each year worked and 90 days based on the pensionable salary determined on actuarial calculations performed by external actuaries, using the projected unit credit.

As of December 2011, the pension plan was modified, establishing an early retirement from age 60 for all employees with at least 10 years of service to the Company.

The Mexican plans normally expose the Company to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the defined benefit plan obligations is calculated using a discount rate that is determined by long-term government bond yields. To select the discount rate, the yield rate of the bond is considered, which is similar to the duration of the obligations of the Company’s labor liabilities. The average days on which benefit payments are due and not the days that the bonus is due to expire are taken in to account, which means that the discount rate depends on the expectation of the flow of payments of the benefits plan.

Interest risk	A decrease in the interest rate of the bonds may increase the liabilities of the plan, however, this is partially offset by an increase in the plan’s debt investment performance.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

There are no additional retirement benefit plans for qualifying employees.

The actuarial calculation of the defined benefit obligation was calculated as of December 31, 2019, 2018 and 2017 by actuaries certified by the National School of Actuaries (Colegio Nacional de Actuarios de México). The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	Year ended December 31,
	2019	2018	2017
Discount rate (see note 5 a.)	8.00%	9.00%	7.75%
Expected rate of salary increase	5.80%	5.80%	4.50%
Average longevity at retirement age for current pensioners (years)	14	13	14
Inflation	5.00%	4.00%	3.50%

The amounts recognized in the consolidated statement of income and other comprehensive income in respect of these defined benefit plans are as follows:

	Year ended December 31,
	2019		2018		2017
Service cost:
Current service cost	Ps.	7,465	Ps.	7,467	Ps.	7,995
Net interest expense		7,156		7,677		7,672
Components of defined benefit costs recognized in profit or loss		14,621		15,144		15,667
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(161)		(10,131)		—
Actuarial gains and losses arising from experience adjustments		12,995		(14,042)		4,199
Components of defined benefit costs recognized in other comprehensive income (loss)		12,834		(24,173)		4,199
Total	Ps.	27,455	Ps.	(9,029)	Ps.	19,866

The current service cost and the net interest expense are included in the employee benefits expense in the consolidated statement of income and in other comprehensive income.

The remeasurement of the net defined benefit liability is included in other comprehensive income.

The amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans is as follows:

		December 31,
	2019		2018		2017
Present value of defined benefit obligations	Ps.	106,160	Ps.	79,905	Ps.	127,479

Movements in the present value of the defined benefit obligation in the current year are as follows:

	December 31,
	2019		2018		2017
Present value of defined benefit obligation as of January 1,	Ps.	79,905	Ps.	127,479	Ps.	111,921
Current service cost		7,465		7,467		7,995
Interest cost		7,156		7,677		7,672
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		(161)		(10,131)		—
Actuarial gains and losses arising from experience adjustments		12,995		(14,042)		4,199
Benefits paid		(1,200)		(38,545)		(4,308)
Present value of defined benefit obligation	Ps.	106,160	Ps.	79,905	Ps.	127,479

Significant actuarial assumptions for the determination of the defined obligation are discount rate, expected salary increase and mortality. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

•If the discount rate increases (decreases) by 100%, the defined benefit obligation would decrease to Ps.93,302 (increase by Ps.122,161).

•If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase to Ps.91,701 (decrease by Ps.70,097).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated statement of financial position.

There was no change in the methods and assumptions used in preparing the sensitivity analysis from prior years.

There was no change in the process followed by the Company to manage its risks from prior periods.

The average duration period of the benefit obligation as of December 31, 2019 is 13.97 years (2018: 16.75 years and 2017: 9.0 years).

Expected cash flows from pension plans and seniority premium benefits are as follows:

			Seniority premium
Year	Pensions plan		benefits		Total
2020	Ps.	450	Ps.	823	Ps.	1,273
2021		1,869		919		2,788
2022		1,604		1,135		2,739
2023		1,707		1,243		2,950
From 2024 and subsequently		53,166		12,897		66,063
Total	Ps.	58,796	Ps.	17,017	Ps.	75,813